STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2013	2,455,000	$0.15
Expired	(150,000)	0.18
Exercised	(900,000)	0.10
Granted	2,250,000	0.70
Balance, May 31, 2014	3,655,000	$0.13

		Options Outstanding
		Weighted Average
	Number of Shares	Exercise Price
Balance, August 31, 2011	3,260,000	$0.15
Granted	965,000	$0.15
Cancelled	(40,000)	$0.10
Balance, August 31, 2012	4,185,000	$0.15
Expired	(350,000)	$0.20
Cancelled	(1,380,000)	$0.14
Balance, August 31, 2013	2,455,000	$0.15

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	May 31 2014	August 31, 2013
Expected volatility	204%	134.43%
Risk-free interest rate	1.33%	1.32%
Expected life	5.00 years	5.00 years
Dividend yield	0.00%	0.00%
Estimated fair value per option	$$0.86	$0.06

Year ended August 31, 2012
Expected volatility	134.43% - 142.22%
Risk-free interest rate	1.32% - 1.46%
Expected life	5.00 years
Dividend yield	0.00%
Weighted average fair value of the options	$0.06

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
May 31, 2014	Options outstanding			Options exercisable
	Number	Remaining	Exercise	Number	Exercise
Exercise prices	of shares	contractual	Price	of shares	Price
		life		exercisable
$0.50	50,000	4.85 years	$0.50	50,000	$0.50
$0.72	100,000	4.84 years	$0.72	100,000	$0.72
$0.86	200,000	4.84 years	$0.86	200,000	$0.86
$0.70	500,000	4.82 years	$0.70	250,000	$0.70
$0.68	200,000	4.78 years	$0.68	100,000	$0.68
$0.35	50,000	4.69 years	$0.35	25,000	$0.35
$0.16	250,000	4.62 years	$0.16	250,000	$0.16
$0.075	50,000	4.59 years	$0.075	50,000	$0.075
$0.06	550,000	4.43 years	$0.06	550,000	$0.06
$0.10	300,000	0.39 years	$0.10	300,000	$0.10
$0.10	400,000	0.58 years	$0.10	400,000	$0.10
$0.15	555,000	1.71 years	$0.15	555,000	$0.15
$0.15	150,000	1.77 years	$0.15	150,000	$0.15
$0.15	150,000	2.80 years	$0.15	150,000	$0.15
$0.20	100,000	1.44 years	$0.20	100,000	$0.20
$0.25	50,000	2.00 years	$0.25	50,000	$0.25

	3,655,000	3.19 years	$0.30	2,280,000	$0.30

August 31, 2013	Options outstanding			Options exercisable
Exercise prices	Number of shares	Remaining contractual life	Exercise Price	Number of shares exercisable	Exercise Price

$0.10	400,000	1.14 years	$0.10	400,000	$0.10
$0.10	450,000	1.33 years	$0.10	450,000	$0.10
$0.15	655,000	2.46 years	$0.15	655,000	$0.15
$0.15	150,000	2.44 years	$0.15	150,000	$0.15
$0.15	250,000	3.55 years	$0.15	250,000	$0.15
$0.18	150,000	1.98 years	$0.18	150,000	$0.18
$0.20	100,000	1.98 years	$0.20	150,000	$0.20
$0.25	300,000	2.76 years	$0.25	300,000	$0.25

	2,455,000	2.18 years	$0.15	2,455,000	$0.15

August 31, 2012	Options outstanding			Options exercisable
Exercise prices	Number of shares	Remaining contractual life	Exercise Price	Number of shares exercisable	Exercise Price

$0.10	500,000	2.14 years	$0.10	500,000	$0.10
$0.10	650,000	2.33 years	$0.10	650,000	$0.10
$0.15	910,000	3.46 years	$0.15	910,000	$0.15
$0.15	150,000	3.53 years	$0.15	150,000	$0.15
$0.15	200,000	4.09 years	$0.15	100,000	$0.15
$0.15	450,000	4.55 years	$0.15	225,000	$0.15
$0.15	250,000	4.57 years	$0.15	125,000	$0.15
$0.15	25,000	4.61 years	$0.15	25,000	$0.15
$0.18	150,000	3.54 years	$0.18	150,000	$0.18
$0.20	350,000	0.29 years	$0.20	350,000	$0.20
$0.20	150,000	2.98 years	$0.20	150,000	$0.20
$0.20	100,000	3.19 years	$0.20	100,000	$0.20
$0.25	300,000	3.76 years	$0.15	300,000	$0.15

	4,185,000	3.10 years	$0.15	3,775,000	$0.15

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
		Warrant Outstanding
		Weighted Average
	Number of warrant	Exercise Price
Balance, August 31, 2013	5,429,800	$0.20
Exercised	(6,929,355)	$0.20
Granted	15,357,800	$0.13
Balance, May 31, 2014	13,858,245	$0.15

		Warrant Outstanding
		Weighted Average
	Number of warrant	Exercise Price
Balance, August 31, 2012 and 2011	12,278,500	$0.18
Expired	(9,218,300)	$0.20
Granted	2,369,600	$0.10
Balance, August 31, 2013	5,429,800	$0.12

Schedule of Share Based Payment Award Equity Note Warrants or Rights Valuation Assumptions [Table Text Block]
Number	Exercise	Expiry
Outstanding [1]	Price	Date

460,000	$0.10; $0.20 after 12 months	July 27, 2015
136,000	$0.10; $0.20 after 12 months	Aug 24, 2015
278,275	$0.10; $0.20 after 12 months	Sep 28, 2015
430,670	$0.10; $0.20 after 12 months	Nov 15, 2015
1,720,000	$0.10	Nov 26, 2016
1,438,800	$0.10	Dec 23, 2016
2,167,160	$0.15	Jan 31, 2016
7,227,340	$0.15	Feb 13, 2016
13,858,245

Number	Exercise	Expiry
Outstanding [1]	Price	Date

2,224,200	$0.15 ; $0.20 after 12 months	April 13, 2014
660,000	$0.10 ; $0.20 after 12 months	July 27, 2015
176,000	$0.10 ; $0.20 after 12 months	August 24, 2015
1,154,000	$0.10 ; $0.20 after 12 months	September 28, 2015
1,215,600	$0.10 ; $0.20 after 12 months	November 15, 2015
5,429,800